NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	3 Months Ended
Mar. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY
There were no new International Financial Reporting Standards (“IFRS”), amendments or interpretations issued by the IASB that became effective in the three months ended March 31, 2024 that had a material impact on the Company's unaudited interim condensed consolidated financial statements.